Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Option Plans [Abstract]
Stock option plans
The exercise price per share subject to an option is determined by the administrator, but in the case of an ISO must not be less than the fair market value of a share of our common stock on the date of grant and in the case of a non-statutory stock option must not be less than 100% of the fair market value of a share of our common stock on the date of grant.

	2007 Plan	2009 Plan	Total
Outstanding as of December 31, 2013	79,009	135,509	214,518
Available for future issuance under plan	—	342,420	342,420
Totals authorized by plan	79,009	477,929	556,938

Summary of Stock Option Activity
A summary of stock option activity for the nine months ended September 30, 2014 is as follows:
		Weighted
		Average
	Number of Shares	Exercise Price	Exercise Price Range

Outstanding at December 31, 2013	214,518	$9.72	$1.71 – $ 17.50
Granted	548,000	$2.63	$2.60 – $ 2.70
Exercised	—	$—	$—
Expired or Forfeited	(26,244)	$11.42	$2.60 – $15.00

Outstanding at September 30, 2014	736,274	$4.41	$1.71 – $ 17.50

The following table summarizes stock option activity for the years ended December 31, 2013 and 2012:

		Weighted
	Number of	Average		Exercise Price
	Shares	Exercise Price		Range

Outstanding at December 31, 2011	267,856	$8.87		$0.46	–	$17.50
Granted	—	$—	$			—
Exercised	—	$—	$			—
Expired or Forfeited	(75,127)	$0.65		$0.46	–	$2.17

Outstanding at December 31, 2012	192,729	$10.68		$1.71	–	$17.50
Granted	45,000	$2.00	$			2.00
Exercised	—	$—	$			—
Expired or Forfeited	(23,211)	$2.71		$1.94	–	$17.50
Outstanding at December 31, 2013	214,518	$9.72		$1.71	–	$17.50

Summary of stock option information
The following tables summarize stock option information at December 31, 2013:

Total Options Outstanding
		Weighted	Weighted
		average	average
Range of exercise price	Shares	remaining life (yrs)	exercise price

$1.71 to $2.00	57,723	7.6	$1.94
$7.50 to $11.25	102,637	6.6	$10.67
$15.00 to $17.50	54,158	3.6	$16.23
	214,518	6.1	$9.72

Exercisable Options Outstanding
		Weighted average remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.71 to $2.00	57,723	7.6	$1.93
$7.50 to $11.25	88,506	5.6	$10.78
$15.00 to 17.50	54,158	3.6	$16.22

	200,387	5.6	$9.71

Unvested Options Outstanding
		Weighted average remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.71 to $2.00	—	—	$—
$7.50 to $11.25	14,131	6.6	$9.91
$15.00 to $17.50	—	—	$—

	14,131	6.6	$9.91

Outstanding Stock Option on Result of Operation
The table below summarizes the impact of outstanding stock options on the results of operations for the three and nine months ended September 30, 2014 and 2013:
	Three Months Ended		Nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013

Stock-based compensation expense: - - Stock Options	$97,977	$101,232	$136,671	$139,926
Income tax benefit	—	—	—	—
Net Increase in Net Loss	$97,977	$101,232	$136,671	$139,926

Increase in Loss Per Share:

Basic and Diluted	$0.0093	$0.0141	$0.0133	$0.0293

The table below summarizes the impact of outstanding stock options on the results of operations for the years ended December 31, 2013 and 2012:

December 31,	2013	2012

Stock-Based Compensation Expense:
Stock Options	$159,272	$172,233
Income Tax Benefit	—	—

Net Decrease in Net Income	$159,272	$172,233

Decrease in Earnings Per Share:
Basic	$0.027	$0.049
Diluted	$0.027	$0.048

Summary of assumptions used to compute the fair value of stock options granted
The following summary table shows the assumptions used to compute the fair value of stock options granted during nine period ending September 30, 2014 and their estimated value:

Assumptions for Black-Scholes:
Expected term in years	5.61 to 10.0
Volatility	118.6 to 119.7%
Risk-free interest rate	1.70 to 2.42%
Expected annual dividends	None

Value of options granted:
Number of options granted	548,000
Weighted average fair value/share	$2.32
Fair value of options granted	$1,268,792

The following summary table shows the assumptions used to compute the fair value of stock options granted during 2013 and 2012 and their estimated value:

December 31,	2013	2012
Assumptions for Black-Scholes:
Expected term in years	10.0		—
Volatility	128.80%		—
Risk-free interest rate	2.81%		—
Expected annual dividends	None		None

Value of options granted:
Number of options granted	45,000		—
Weighted average fair value/share	$2.00	$	N/A
Fair value of options granted	$81,884	$	N/A